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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2005
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number: ____
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Whitney Holdings LLC
                -------------------------------------------------
Address:                     177 Broad Street
                -------------------------------------------------
                             Stamford, CT 06901
                -------------------------------------------------

13F File Number:        28-05743
                    ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Daniel J. O'Brien
                -------------------------------------------------
Title:                       Manager
                -------------------------------------------------
Phone:                       203-973-1440
                -------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Daniel J. O'Brien           Stamford, CT            October 31, 2005
------------------------   ------------------------   ------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


13F File Number                 Name

28-
    -------------------------   ----------------------------------------------

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                               FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                         ----------

Form 13F Information Table Entry Total:          16
                                         ----------

Form 13F Information Table Value Total:    $946,806 (thousands)
                                         ----------

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

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                              13F INFORMATION TABLE
                               September 30, 2005

         Column 1             Column 2   Column 3   Column 4       Column 5            Column 6    Column 7          Column 8
---------------------------- ----------  ---------  -------- ---------------------- -------------- -------- ------------------------

                                                             SHARES OR                                          VOTING AUTHORITY
                              TITLE OF               VALUE   ----------        PUT/   INVESTMENT    OTHER   ------------------------
NAME OF ISSUER                  CLASS       CUSIP   (x$1000)   PRN AMT  SH/PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
---------------------------- -----------  --------- -------- ---------- ------ ---- -------------- -------- ---------- ------   ----
AMERICA SVC GROUP, INC            COM     02364L109     431      26,001   SH        SHARED DEFINED   NONE       26,001
ARRIS GROUP INC                   COM     04269Q100     931      78,500   SH        SHARED-DEFINED   NONE       78,500
DISCOVERY PARTNERS INTL, INC      COM     254675101     525     163,100   SH        SHARED DEFINED   NONE      163,100
DOLLAR FINANCIAL CORP             COM     256664103     363      30,305   SH        SHARED DEFINED   NONE       30,305
FIRST CONSULTING GROUP INC        COM     31986R103     809     139,491   SH        SHARED DEFINED   NONE      139,491
GOODYS FAMILY CLOTHING INC        COM     382588101      40       5,260   SH        SHARED-DEFINED   NONE        5,260
HERBALIFE LTD                COM USD SHS  G4412G101 794,083  26,346,469   SH        SHARED-DEFINED   NONE   26,346,469
HYPERCOM CORP                     COM     44913M105     897     137,500   SH        SHARED-DEFINED   NONE      137,500
KNOLOGY, INC.                     COM     499183804   4,169   1,585,122   SH        SHARED-DEFINED   NONE    1,585,122
LAWSON SOFTWARE INC               COM     520780107     236      34,000   SH        SHARED DEFINED   NONE       34,000
NEUROMETRIX INC                   COM     641255104  51,616   1,733,811   SH        SHARED-DEFINED   NONE    1,733,811
OPEN TEXT CORP                    COM     688715106     678      48,500   SH        SHARED DEFINED   NONE       48,500
ORBITAL SCIENCES CORP             COM     685564106     166      13,275   SH        SHARED-DEFINED   NONE       13,275
RBC BEARINGS INC                  COM     75524B104  89,917   5,637,412   SH        SHARED DEFINED   NONE    5,637,412
TENNECO AUTOMOTIVE, INC           COM     880349105   1,129      64,500   SH        SHARED DEFINED   NONE       64,500
WORLD AIR HOLDINGS, INC           COM     98142V104     816      77,000   SH        SHARED DEFINED   NONE       77,000